Label	Element	Value
Principal Variable Contracts Funds, Inc.
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Principal Variable Contracts Funds, Inc.
Supplement dated February 24, 2025
to the Prospectus and Statement of Additional Information
both dated May 1, 2024
(as previously supplemented)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Prospectus and Statement of Additional Information (“SAI”). Please retain this supplement for future reference.
The changes described below are being made to the Registrant’s Prospectus.

Principal Variable Contracts Funds, Inc. | Blue Chip Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR BLUE CHIP ACCOUNT
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SHARE CLASS ADDITION AND CONVERSION NOTICE: On December 11, 2024, the Fund’s Board of Directors (the “Board”) approved the creation of Class 2 shares for the Fund. On February 24, 2025, a preliminary registration statement was filed with the U.S. Securities and Exchange Commission (the “SEC”) to create Class 2 shares for the Fund which are expected to be effective and open to shareholders on or about May 1, 2025, subject to review by SEC Staff. The Board also approved the conversion of the Fund’s Class 3 shares into Class 2 shares, once Class 2 shares are effective with the SEC. Following the close of business on May 1, 2025, Class 3 shares of the Fund will automatically convert into Class 2 shares of the Fund, on the basis of the share classes’ relative net asset values on such date. The conversion will not result in the imposition of any charges. As a result of the conversion, the impacted shareholders will be in a better position with respect to expenses, as expenses are expected to be lower for Class 2 than for the current Class 3 shares. The Fund expects that this share class conversion will not constitute taxable sales or exchanges to shareholders.
Effective as of the close of the New York Stock Exchange on March 26, 2025, Class 3 shares will no longer be available for purchase from new retirement plans, except in limited circumstances.
On May 1, 2025, delete references to Class 3 shares from the Prospectus.

Principal Variable Contracts Funds, Inc. | Principal Capital Appreciation Account
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Performance Table Heading	rr_PerformanceTableHeading	Effective March 1, 2025, under Performance, delete the Average Annual Total Returns section and replace with the following:Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective March 1, 2025, the Fund changed its index to the Russell 1000 index because it more closely aligns with the Fund’s investment approach. Prior to March 1, 2025, the Fund's index was the Russell 3000 index.
Principal Variable Contracts Funds, Inc. | Principal Capital Appreciation Account | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	24.51%
5 Years	rr_AverageAnnualReturnYear05	14.28%
10 Years	rr_AverageAnnualReturnYear10	12.87%
Principal Variable Contracts Funds, Inc. | Principal Capital Appreciation Account | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	23.81%
5 Years	rr_AverageAnnualReturnYear05	13.86%
10 Years	rr_AverageAnnualReturnYear10	12.55%
Principal Variable Contracts Funds, Inc. | Principal Capital Appreciation Account | Principal Capital Appreciation Account Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Principal Capital Appreciation Account - Class 1
1 Year	rr_AverageAnnualReturnYear01	25.85%
5 Years	rr_AverageAnnualReturnYear05	14.84%
10 Years	rr_AverageAnnualReturnYear10	13.15%
Principal Variable Contracts Funds, Inc. | Principal Capital Appreciation Account | Principal Capital Appreciation Account Class 2
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Principal Capital Appreciation Account - Class 2
1 Year	rr_AverageAnnualReturnYear01	25.54%
5 Years	rr_AverageAnnualReturnYear05	14.56%
10 Years	rr_AverageAnnualReturnYear10	12.88%